Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Cash
Cash on hand	$ 404		$ 472
Bank deposits	9,522		10,423
Cash	9,926		10,895
Cash equivalents (with maturities of less than three months)
Commercial paper	14,496		19,592
Negotiable certificates of deposit	5,900		15,500
Time deposits	3,502		4,206
Stimulus Vouchers	0		0
Cash equivalents	23,898		39,298
Cash and cash equivalents	$ 33,824	$ 1,105	$ 50,193	$ 1,639	$ 39,779	$ 30,420